Cash and Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH [Abstract]
Cash on hand and at banks	$ 94,787	$ 77,041
Short-term deposits and highly liquid funds	94	950
Restricted cash	16,303	736
Cash and cash equivalents and restricted cash	$ 111,184	$ 78,727	$ 150,774	$ 134,190